Goodwill and Intangible Assets - Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets [Abstract]
Gross Carrying Value	$ 14,855	$ 14,918
Accumulated Amortization	11,087	10,306
Net Carrying Value	3,768	4,612
Purchased credit card relationships
Intangible Assets [Abstract]
Gross Carrying Value	5,450	5,504
Accumulated Amortization	4,755	4,527
Net Carrying Value	695	977
Core deposit intangibles
Intangible Assets [Abstract]
Gross Carrying Value	1,779	1,779
Accumulated Amortization	1,505	1,382
Net Carrying Value	274	397
Customer relationships
Intangible Assets [Abstract]
Gross Carrying Value	3,927	4,025
Accumulated Amortization	2,990	2,648
Net Carrying Value	937	1,377
Affinity relationships
Intangible Assets [Abstract]
Gross Carrying Value	1,556	1,565
Accumulated Amortization	1,356	1,283
Net Carrying Value	200	282
Other intangibles
Intangible Assets [Abstract]
Gross Carrying Value	2,143	2,045
Accumulated Amortization	481	466
Net Carrying Value	$ 1,662	$ 1,579